Property and Equipment, Net	6 Months Ended
Dec. 31, 2022
Deposits for Plant, Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

9. PROPERTY AND EQUIPMENT, NET

The property and equipment consisted of the following:

	December 31, 2022	June 30, 2022
	(unaudited)
Building	$894,340	$930,695
Office and electronic equipment	10,553,571	687,040
Vehicles	528,619	561,918
Leasehold improvements	1,014,449	1,056,670
Less: accumulated depreciation	(1,903,870)	(616,627)
Total	$11,087,109	$2,619,696

The Company depreciated property and equipment from the next month to when the assets was available for use. For the six months ended December 31, 2022 ad 2021, the depreciation expenses were $1.90 million and $0.62 million, respectively.